Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands		9 Months Ended				12 Months Ended
		Sep. 30, 2019		Sep. 30, 2018		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Cash flows used in operating activities:
Net loss		$ (11,976)		$ (16,657)		$ (21,675)		$ (24,717)		$ (32,503)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		242		351		463		642		696
Share-based compensation to employees and non-employees		869		2,342		2,766		3,654		3,398
Deferred taxes		(67)		(13)		(107)		73		(5)
Loss on extinguishment of debt								313
Loss on inducement of debt	[1]					600
Financial expenses related to long term loan				133		224		128		675
Capital Gain										(8)
Changes in assets and liabilities:
Trade receivables, net		186		(83)		322		151		892
Prepaid expenses, operating lease right-of-use assets and other assets		(397)		189		734		(438)		183
Inventories		(828)		1,171		1,403		(582)		(911)
Trade payables		625		491		492		(1,613)		950
Employees and payroll accruals		(56)		(202)		(222)		(147)		(202)
Deferred revenues and advances from customers		180		192		283		47		(32)
Other liabilities		(3)		(88)		(57)		27		120
Net cash used in operating activities		(11,225)		(12,174)		(14,774)		(22,462)		(26,747)
Cash flows used in investing activities:
Purchase of property and equipment		(8)		(3)		(13)		(21)		(452)
Proceeds from sale of property and equipment										15
Net cash used in investing activities		(8)		(3)		(13)		(21)		(437)
Cash flows from financing activities:
Repayment of long term loan		(1,261)		(3,063)		(3,866)		(3,102)		(922)
Issuance of ordinary shares in at-the-market offering, net of issuance expenses paid in the amount of $123			[2]	1,229	[2]	1,142	[3]	9,309	[3]	4,099	[3]
Issuance of ordinary shares in investment agreement, net of issuance expenses in an amount of $343	[2]			4,657
Issuance of ordinary shares in a "best efforts" offering, net of issuance expenses in the amount of $ 686	[2]	3,684
Issuance of ordinary shares in a "registered direct" offerings, net of issuance expenses in the amount of $1,035	[2]	8,215
Issuance of ordinary shares in a "warrant exercise" agreement, net of issuance expenses in the amount of $ 1,019	[2]	9,966
Issuance of ordinary shares and exercise of pre-funded warrants into ordinary shares in follow-on offering, net of issuance expenses in an amount of $1,505 and net of long term loan conversion in the amount of $3,600		1,429	[2],[4]		[2],[4]	8,140	[1],[3]	7,163	[1],[3]	11,089	[1],[3]
Issuance of ordinary shares upon exercise of options to purchase ordinary shares by employees and non-employees								38		18
Proceeds from long term loan										20,000
Debt issuance cost										(501)
Issuance of ordinary shares in investment agreement, net of issuance expenses in an amount of $830	[3]					4,295
Net cash provided by financing activities		22,033		2,823		9,711		13,408		33,783
Increase (decrease) in cash, cash equivalents, and restricted cash		10,800		(9,354)		(5,076)		(9,075)		6,599
Cash, cash equivalents, and restricted cash at beginning of period		10,347		15,423		15,423		24,498		17,899
Cash, cash equivalents, and restricted cash at end of period		21,147		6,069		10,347		15,423		24,498
Supplemental disclosures of non-cash flow information
At-the-market offering expenses not yet paid				114		25	[3]		[3]		[3]
Investment agreement issuance cost not yet paid				362
''Registered direct'' offerings issuance cost not yet paid		90
Classification of other current assets to property and equipment, net				236		236
Classification of inventory to property and equipment		88						203		181
Cashless exercise of pre-funded warrants	[2],[4]	72
Initial recognition of operating lease right-of-use assets		2,099
Initial recognition of operating lease liabilities		(2,249)
Repayment of long term loan by issuance of units and pre-funded units						3,000	[1]		[1]		[1]
Supplemental disclosures of cash flow information:
Cash and cash equivalents		20,410		5,230		9,546		14,567		23,678
Restricted cash included in other long term assets		737		839		801		856		820
Total Cash, cash equivalents, and restricted cash		$ 21,147		$ 6,069		10,347		15,423		24,498
Supplemental disclosures of cash flow information:
Cash paid for income taxes						25		21		45
Cash paid for interest						$ 1,501		$ 2,300		$ 1,301

[1]	See note 6.
[2]	See Note 7f to the condensed consolidated financial statements
[3]	See note 8b.
[4]	See Note 7d to the condensed consolidated financial statements